SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 14,546	$ 14,590
Income tax payable	5,007	5,351
Other taxes payable	7,151	61
Total taxes payable	$ 26,704	$ 20,002